Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amortized intangible assets:
Gross carrying value	$ 20,357	$ 19,225
Accumulated amortization	(16,242)	(14,764)
Net carrying value	4,115	4,461
Unamortized intangible assets:
Mortgage servicing rights	12,959	12,415
Goodwill	26,693	25,529	$ 25,705
Trademark	14	14
MSRs [Member]
Amortized intangible assets:
Gross carrying value	3,595	3,228
Accumulated amortization	(2,189)	(1,920)
Net carrying value	1,406	1,308
Core deposit intangibles [Member]
Amortized intangible assets:
Gross carrying value	12,834	12,834
Accumulated amortization	(11,214)	(10,295)
Net carrying value	1,620	2,539
Customer relationship and other intangibles [Member]
Amortized intangible assets:
Gross carrying value	3,928	3,163
Accumulated amortization	(2,839)	(2,549)
Net carrying value	$ 1,089	$ 614